Segment Information - Summary Of General And Administration Of The Company (Parentheticals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Allocated share based compensation expenses	$ 62,500	$ 73,400	$ 4,506	$ 70,200	$ 3,735
Allocation of Corporate and Shared Employee Share Based Compensation
Allocated share based compensation expenses	$ 15,000	$ 26,700		$ 19,600